Assets Held for Sale - Additional Information (Detail) - GBP (£) £ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Gain on demerger before exchange movements and transaction costs		£ 9,530
Consumer Healthcare [member]
Disclosure of detailed information about intangible assets [line items]
Gain on demerger before exchange movements and transaction costs	£ 12,900